Document and Entity Information	Oct. 16, 2025
Cover [Abstract]
Entity Registrant Name	Diameter Credit Co
Amendment Flag	false
Entity Central Index Key	0001916099
Document Type	8-K
Document Period End Date	Oct. 16, 2025
Entity Incorporation State Country Code	DE
Entity File Number	000-56624
Entity Tax Identification Number	88-1389797
Entity Address, Address Line One	50 Hudson Yards
Entity Address, Address Line Two	Suite 6600A
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	655-1419
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false